Schedule of Investments (unaudited) December 31, 2020	iShares® Global Energy ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 2.9%
Ampol Ltd.	167,794	$3,679,772
Oil Search Ltd.	1,256,099	3,595,988
Origin Energy Ltd.	1,195,047	4,389,473
Santos Ltd.	1,193,786	5,775,831
Woodside Petroleum Ltd.	649,536	11,397,620

		28,838,684

Austria — 0.4%
OMV AG	96,483	3,895,708

Brazil — 1.7%
Petroleo Brasileiro SA, ADR	1,254,293	14,085,710
Ultrapar Participacoes SA, ADR	535,632	2,426,413

		16,512,123

Canada — 12.9%
Cameco Corp.	268,029	3,587,044
Canadian Natural Resources Ltd.	798,926	19,183,003
Cenovus Energy Inc.	691,364	4,205,707
Enbridge Inc.	1,367,013	43,682,182
Imperial Oil Ltd.	149,297	2,831,252
Inter Pipeline Ltd.	292,179	2,722,264
Pembina Pipeline Corp.	370,687	8,757,990
Suncor Energy Inc.	1,029,530	17,253,113
TC Energy Corp.	634,916	25,790,348

		128,012,903

Chile — 0.2%
Empresas COPEC SA	228,302	2,316,759

China — 1.8%
China Petroleum & Chemical Corp., Class H	17,284,400	7,735,108
CNOOC Ltd.	10,859,000	10,055,343

		17,790,451

Colombia — 0.2%
Ecopetrol SA, ADR	166,856	2,154,111

Finland — 2.1%
Neste OYJ	290,777	21,047,955

France — 7.4%
TOTAL SE	1,702,639	73,539,212

Italy — 1.8%
Eni SpA	1,716,960	17,957,521

Japan — 1.2%
ENEOS Holdings Inc.	2,174,720	7,801,988
Inpex Corp.	726,800	3,913,999

		11,715,987

Norway — 1.2%
Equinor ASA	726,371	12,297,138

Portugal — 0.3%
Galp Energia SGPS SA	306,615	3,284,140

Spain — 1.0%
Repsol SA	976,664	9,858,726

United Kingdom — 14.0%
BP PLC	13,636,957	47,497,343
Royal Dutch Shell PLC, Class A	2,768,479	49,113,562

Security	Shares	Value

United Kingdom (continued)
Royal Dutch Shell PLC, Class B	2,503,620	$43,100,720

		139,711,625

United States — 48.9%
Apache Corp.	254,133	3,606,147
Baker Hughes Co.	462,950	9,652,508
Cabot Oil & Gas Corp.	269,445	4,386,565
Chevron Corp.	1,300,421	109,820,553
Concho Resources Inc.	132,767	7,746,954
ConocoPhillips	723,181	28,920,008
Devon Energy Corp.	257,960	4,078,348
Diamondback Energy Inc.	106,647	5,161,715
EOG Resources Inc.	393,800	19,638,806
Exxon Mobil Corp.	2,856,277	117,735,738
Halliburton Co.	596,736	11,278,310
Hess Corp.	184,552	9,742,500
HollyFrontier Corp.	100,517	2,598,364
Kinder Morgan Inc./DE	1,316,646	17,998,551
Marathon Oil Corp.	532,489	3,551,702
Marathon Petroleum Corp.	439,046	18,158,943
NOV Inc.	261,535	3,590,876
Occidental Petroleum Corp.	566,546	9,806,911
ONEOK Inc.	299,896	11,510,009
Phillips 66	294,860	20,622,508
Pioneer Natural Resources Co.	111,174	12,661,607
Schlumberger Ltd.	939,669	20,512,974
TechnipFMC PLC	285,001	2,679,009
Valero Energy Corp.	275,647	15,593,351
Williams Companies Inc. (The)	819,796	16,436,910

		487,489,867

Total Common Stocks — 98.0% (Cost: $1,448,827,376)		976,422,910

Preferred Stocks

Brazil — 1.7%
Petroleo Brasileiro SA, Preference Shares, ADR	1,547,670	17,117,230

Total Preferred Stocks — 1.7% (Cost: $25,286,153)		17,117,230

Rights

Spain — 0.0%
Repsol SA (Expires 01/26/21)(a)	981,481	337,090

Total Rights — 0.0% (Cost: $344,472)		337,090

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Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Global Energy ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(c)	1,040,000	$1,040,000

Total Short-Term Investments — 0.1% (Cost: $1,040,000)		1,040,000

Total Investments in Securities — 99.8% (Cost: $1,475,498,001)		994,917,230

Other Assets, Less Liabilities — 0.2%		1,757,256

Net Assets — 100.0%		$996,674,486

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$6,688,600	$—		$(6,703,781	)(b)	$18,805	$(3,624)	$—	—	$116,563	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	680,000	360,000	(b)	—		—	—	1,040,000	1,040,000	1,272		—

						$18,805	$(3,624)	$1,040,000		$117,835		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE 100 Index	5	03/19/21	$439	$(5,541)
S&P Select Sector Energy E-Mini Index	55	03/19/21	2,156	(70,836)

				$(76,377)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

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Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Global Energy ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$976,422,910	$—	$—	$976,422,910
Preferred Stocks	17,117,230	—	—	17,117,230
Rights	337,090	—	—	337,090
Money Market Funds	1,040,000	—	—	1,040,000

	$994,917,230	$—	$—	$994,917,230

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(76,377)	$—	$—	$(76,377)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

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